INVESTMENTS IN JOINT VENTURES AND ASSOCIATE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 02, 2018
Investment in associates and joint ventures
Investment in equity method	$ 18.3	$ 23.7
Equity in losses of joint ventures and associate	(0.3)	(1.3)
Bald Mountain Exploration Joint Venture
Investment in associates and joint ventures
Percentage of equity interest acquired			50.00%
Puren
Investment in associates and joint ventures
Investment in equity method	18.3	18.2
Equity in losses of joint ventures and associate	0.1	(0.1)
Bald Mountain Exploration Joint Venture
Investment in associates and joint ventures
Investment in equity method		5.5
Equity in losses of joint ventures and associate	$ (0.4)	(0.7)
Cerro Casale
Investment in associates and joint ventures
Equity in losses of joint ventures and associate		$ (0.5)